ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 5) $ in Millions, $ in Millions	Dec. 31, 2017 CLP ($)	Dec. 12, 2017 CLP ($)	Dec. 06, 2017 CLP ($)	Nov. 29, 2017 CLP ($)	Nov. 03, 2017 CLP ($)	Aug. 29, 2017 CLP ($)	Aug. 28, 2017 CLP ($)	Jul. 21, 2017 CLP ($)	Jul. 10, 2017 CLP ($)	Jun. 19, 2017 CLP ($)	Jun. 05, 2017 CLP ($)	Jun. 02, 2017 CLP ($)	Jun. 01, 2017 CLP ($)	May 26, 2017 CLP ($)	May 17, 2017 CLP ($)	May 16, 2017 CLP ($)	May 12, 2017 CLP ($)	May 10, 2017 USD ($)	Mar. 08, 2017 USD ($)	Mar. 06, 2017 USD ($)	Jan. 27, 2017 USD ($)	Jan. 13, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Nov. 29, 2016 USD ($)
Disclosure of financial liabilities [line items]
Notional amount	$ 177,224,139																						$ 177,941,295
Senior bonds [Member] | USD
Disclosure of financial liabilities [line items]
Notional amount																		$ 10,000,000	$ 418,853,000	$ 6,900,000	$ 960,000	$ 600,000		$ 6,895,000
Senior bonds [Member] | UF
Disclosure of financial liabilities [line items]
Notional amount			$ 20,000	$ 400,000	$ 14,000	$ 2,000	$ 200,000	$ 10,000	$ 770,000	$ 265,000	$ 130,000	$ 300,000	$ 590,000	$ 340,000	$ 15,000	$ 690,000	$ 1,000,000
Senior bonds [Member] | UF
Disclosure of financial liabilities [line items]
Notional amount						$ 270,000	$ 200,000
Senior bonds [Member] | CLP
Disclosure of financial liabilities [line items]
Notional amount		$ 10,990,000,000